Schedule of Investments July 31, 2023 (Unaudited)
V-Shares US Leadership Diversity ETF

	Shares	Value
COMMON STOCKS - 99.8%
Communication Services - 10.4%
Activision Blizzard, Inc.	32	$2,968
Alphabet, Inc. - Class A (a)	264	35,038
Alphabet, Inc. - Class C (a)	231	30,748
AT&T, Inc.	315	4,574
Bumble, Inc. (a)	3	55
Cinemark Holdings, Inc. (a)	4	67
Electronic Arts, Inc.	12	1,636
Frontier Communications Parent, Inc. (a)	10	182
Integral Ad Science Holding Corp. (a)	2	42
Liberty Latin America Ltd. - Class A (a)	1	8
Liberty Latin America Ltd. - Class C (a)	6	50
Live Nation Entertainment, Inc. (a)	7	614
Match Group, Inc. (a)	12	558
Meta Platforms, Inc. (a)	98	31,223
Omnicom Group, Inc.	9	762
Paramount Global	22	353
Pinterest, Inc. - Class A (a)	26	754
Scholastic Corp.	1	43
Take-Two Interactive Software, Inc. (a)	7	1,071
TEGNA, Inc.	10	169
T-Mobile US, Inc. (a)	25	3,444
Verizon Communications, Inc.	186	6,339
Walt Disney (a)	81	7,200
Warner Bros Discovery, Inc. (a)	98	1,281
World Wrestling Entertainment, Inc. - Class A	2	210
Ziff Davis, Inc. (a)	2	145
		129,534
Consumer Discretionary - 6.8%
Academy Sports & Outdoors, Inc.	3	179
Adtalem Global Education, Inc. (a)	2	86
Airbnb, Inc. (a)	17	2,587
AutoZone, Inc. (a)	1	2,482
Bath & Body Works, Inc.	10	371
Best Buy, Inc.	9	747
Booking Holdings, Inc. (a)	2	5,942
BorgWarner, Inc.	10	465
Burlington Stores, Inc. (a)	3	533
CarMax, Inc. (a)	6	496
Chewy, Inc. - Class A (a)	4	136
Choice Hotels International, Inc.	2	261
Coursera, Inc. (a)	4	63
Cracker Barrel Old Country Store, Inc.	1	93
Darden Restaurants, Inc.	5	845
Deckers Outdoor Corp. (a)	1	544
Dick's Sporting Goods, Inc.	2	282
Duolingo, Inc. (a)	1	155
eBay, Inc.	24	1,068
EVgo, Inc. - Class A (a)	4	17
Expedia Group, Inc. - Class A (a)	6	735
Fisker, Inc - Class A (a)	7	43
Five Below, Inc. (a)	2	417
Foot Locker, Inc.	4	107
Gap, Inc.	10	103
General Motors	61	2,341
Goodyear Tire & Rubber (a)	13	209
H&R Block, Inc.	7	235
Hanesbrands, Inc.	16	84
Harley-Davidson, Inc.	6	232
Home Depot, Inc.	45	15,023
Kohl's Corp.	5	142
Krispy Kreme, Inc.	2	31
LCI Industries	1	136
Lear Corp.	2	310
Leggett & Platt, Inc.	6	176
Leslie's, Inc. (a)	7	45
Levi Strauss & Co - Class A	4	60
LKQ Corp.	11	603
Lowe's, Inc.	27	6,325
Macy's, Inc.	12	199
Marriott International, Inc.	12	2,422
Mattel, Inc. (a)	16	341
McDonald's Corp.	32	9,382
Newell Brands, Inc.	18	201
NIKE, Inc. - Class B	55	6,071
Papa John's International, Inc.	1	83
Peloton Interactive, Inc. (a)	13	126
Petco Health & Wellness, Inc. - Class A (a)	4	33
Phinia, Inc. (a)	2	57
Planet Fitness, Inc. - Class A (a)	4	270
Playa Hotels & Resorts (a)	6	49
QuantumScape Corp. (a)	11	146
Ralph Lauren Corp.	1	131
RH (a)	1	388
Royal Caribbean Cruises Ltd. (a)	9	982
Sabre Corp. (a)	13	53
Shake Shack, Inc. - Class A (a)	2	155
Six Flags Entertainment Corp. (a)	3	72
Starbucks Corp.	50	5,078
Steven Madden Ltd.	4	134
Stride, Inc. (a)	2	76
Sweetgreen, Inc. (a)	3	45
Tapestry, Inc.	11	475
Target Corp.	21	2,866
TJX, Inc.	51	4,413
Topgolf Callaway Brands Corp. (a)	6	120
Tractor Supply	5	1,120
Udemy, Inc. (a)	3	35
Ulta Beauty, Inc. (a)	2	890
Victoria's Secret & Co. (a)	3	61
Visteon Corp. (a)	1	154
Warby Parker, Inc. (a)	3	45
Wayfair, Inc. (a)	3	234
Whirlpool Corp.	2	289
Wingstop, Inc.	2	337
Wolverine World Wide, Inc.	3	38
Yum China Holdings, Inc.	18	1,098
Yum! Brands, Inc.	13	1,790
		85,168
Consumer Staples - 6.1%
Altria Group, Inc.	80	3,634
Archer-Daniels-Midland	25	2,124
Beyond Meat, Inc. (a)	2	34
Bunge Ltd.	6	652
Campbell Soup	9	412
Casey's General Stores, Inc.	2	505
Clorox	5	757
Coca-Cola	172	10,652
Conagra Brands, Inc.	22	722
Constellation Brands, Inc. - Class A	7	1,910
Coty, Inc. (a)	16	193
Dollar General Corp.	9	1,520
elf Beauty, Inc. (a)	2	233
Energizer Holdings, Inc.	3	107
Estee Lauder Companies, Inc. - Class A	9	1,620
Fresh Del Monte Produce, Inc. - ADR	2	53
General Mills, Inc.	26	1,943
Herbalife Nutrition Ltd. (a)	4	65
Hormel Foods Corp.	13	531
Kellogg	11	736
Kimberly-Clark Corp.	15	1,937
Kraft Heinz	34	1,230
Kroger	31	1,508
McCormick, Inc.	11	984
Molson Coors Beverage	8	558
Mondelez International, Inc.	60	4,448
Nu Skin Enterprises, Inc.	2	59
Olaplex Holdings, Inc. (a)	5	18
PepsiCo, Inc.	61	11,435
Philip Morris International, Inc.	68	6,781
PriceSmart, Inc.	2	156
Procter & Gamble	105	16,412
Spectrum Brands Holdings, Inc.	1	78
TreeHouse Foods, Inc. (a)	2	103
Tyson Foods, Inc. - Class A	13	724
United Natural Foods, Inc. (a)	2	42
Walgreens Boots Alliance, Inc.	31	929
		75,805
Energy - 2.6%
California Resources Corp.	3	160
ChampionX Corp.	9	320
Chevron Corp.	78	12,766
ConocoPhillips	55	6,475
Diamondback Energy, Inc.	7	1,031
Halliburton	39	1,524
HF Sinclair Corp.	7	365
Marathon Petroleum Corp.	20	2,660
Occidental Petroleum Corp.	31	1,957
PBF Energy, Inc.	5	237
Pioneer Natural Resources	10	2,257
Targa Resources Corp.	9	738
Valero Energy Corp.	17	2,191
		32,681

Financials - 8.6%
Affirm Holdings, Inc. (a)	9	175
Aflac, Inc.	25	1,809
Allstate Corp.	12	1,352
American Express	26	4,391
Annaly Capital Management, Inc.	21	422
Aon	9	2,867
Apollo Global Management, Inc.	18	1,471
Associated Banc-Corp	6	114
Assurant, Inc.	2	269
Assured Guaranty Ltd. - ADR	3	179
Bank of America Corp.	309	9,888
Bank of Hawaii Corp.	2	114
Bank of New York Mellon Corp.	34	1,542
BankUnited, Inc.	4	119
Berkshire Hills Bancorp, Inc.	1	23
BlackRock, Inc.	7	5,172
Block, Inc. (a)	23	1,852
Brighthouse Financial, Inc. (a)	3	156
Cadence Bank	8	200
Capital One Financial Corp.	17	1,989
Cathay General Bancorp	4	152
Cboe Global Markets, Inc.	5	698
Charles Schwab Corp.	62	4,098
Citigroup, Inc.	83	3,956
Columbia Banking System, Inc.	9	201
Comerica, Inc.	6	324
CVB Financial Corp.	6	113
Discover Financial Services	12	1,267
East West Bancorp, Inc.	6	373
Eastern Bankshares, Inc.	8	113
Employers Holdings, Inc.	2	77
Enact Holdings, Inc.	1	27
Encore Capital Group, Inc. (a)	1	54
Enterprise Financial Services Corp.	1	41
Equitable Holdings, Inc.	16	459
FactSet Research Systems, Inc.	2	870
Fidelity National Information Services, Inc.	26	1,570
Fifth Third Bancorp	30	873
First Bancorp - ADR	8	119
First Hawaiian, Inc.	6	124
First Horizon Corp.	23	314
First Merchants Corp.	2	64
Franklin Resources, Inc.	13	380
Fulton Financial Corp.	7	100
Genworth Financial, Inc. (a)	21	123
Globe Life, Inc.	4	449
Goldman Sachs Group, Inc.	15	5,338
Hanover Insurance Group, Inc.	1	114
Hartford Financial Services Group, Inc.	14	1,006
Hope Bancorp, Inc.	5	54
Huntington Bancshares, Inc.	63	771
Intercontinental Exchange, Inc.	25	2,870
International Bancshares Corp.	2	99
Janus Henderson Group	7	205
Kemper Corp.	2	102
KeyCorp	41	505
Lemonade, Inc. (a)	2	47
Lincoln National Corp.	7	196
M&T Bank Corp.	7	979
Marqeta, Inc. (a)	19	106
Marsh & McLennan, Inc.	22	4,145
MetLife, Inc.	28	1,763
MGIC Investment Corp.	13	218
Moody's Corp.	7	2,469
Morgan Stanley	58	5,311
Morningstar, Inc.	1	230
MSCI, Inc.	3	1,644
Nasdaq, Inc.	15	757
Northern Trust Corp.	9	721
OFG Bancorp	2	67
Old National Bancorp	13	221
Pacific Premier Bancorp, Inc.	4	102
PNC Financial Services Group, Inc.	18	2,464
Popular, Inc.	3	218
PRA Group, Inc. (a)	2	48
Primerica, Inc.	2	425
Principal Financial Group, Inc.	11	879
ProAssurance Corp.	2	34
PROG Holdings, Inc. (a)	2	81
Prudential Financial, Inc.	16	1,544
Radian Group, Inc.	6	162
Raymond James Financial, Inc.	8	881
Regions Financial Corp.	41	835
Reinsurance Group of America, Inc.	2	281
Remitly Global, Inc. (a)	5	96
Robinhood Markets, Inc. (a)	25	322
SiriusPoint Ltd. (a)	4	37
SoFi Technologies, Inc.	34	$389
Synchrony Financial	20	691
Synovus Financial Corp.	6	203
T Rowe Price Group, Inc.	10	1,233
Toast, Inc. (a)	14	309
Triumph Financial, Inc. (a)	1	71
Truist Financial Corp.	58	1,927
Unum Group	8	389
Upstart Holdings, Inc. (a)	3	206
US Bancorp	65	2,579
Washington Federal, Inc.	3	93
Webster Financial Corp.	7	331
Wells Fargo & Co.	167	7,709
Zions Bancorp	7	268
		107,009
Health Care - 14.9%
23andMe Holding (a)	11	21
Abbott Laboratories	76	8,461
AbbVie, Inc.	78	11,667
Accolade, Inc. (a)	2	30
Agilent Technologies, Inc.	13	1,583
Agios Pharmaceuticals, Inc. (a)	2	53
Akero Therapeutics, Inc. (a)	1	43
Align Technology, Inc. (a)	3	1,134
Alignment Healthcare, Inc. (a)	4	25
Alnylam Pharmaceuticals, Inc. (a)	5	977
AMN Healthcare Services, Inc. (a)	2	214
Amphastar Pharmaceuticals, Inc. (a)	1	61
Apollo Medical Holdings, Inc. (a)	1	37
Arcus Biosciences, Inc. (a)	2	40
Avantor, Inc. (a)	28	576
Baxter International, Inc.	23	1,040
Biogen, Inc. (a)	6	1,621
Blueprint Medicines Corp. (a)	2	132
Boston Scientific Corp. (a)	63	3,267
Bridgebio Pharma, Inc. (a)	5	175
Bristol-Myers Squibb	94	5,846
Cardinal Health, Inc.	12	1,098
Centene Corp. (a)	25	1,702
Cerevel Therapeutics Holdings, Inc. (a)	2	61
Cigna Group	13	3,836
CVS Health Corp.	57	4,257
Cytek Biosciences, Inc. (a)	4	36
Danaher Corp.	29	7,397
DaVita, Inc. (a)	3	306
Denali Therapeutics, Inc. (a)	4	114
Edwards Lifesciences Corp. (a)	27	2,216
Elanco Animal Health, Inc. (a)	21	253
Elevance Health	10	4,716
Eli Lilly	37	16,818
Embecta Corp.	2	43
Enovis Corp. (a)	2	128
Envista Holdings Corp. (a)	8	275
FibroGen, Inc. (a)	3	6
Fortrea Holdings, Inc. (a)	4	128
Gilead Sciences, Inc.	56	4,264
Guardant Health, Inc. (a)	4	156
Henry Schein, Inc. (a)	6	473
Hims & Hers Health, Inc. - Class A (a)	5	45
ICU Medical, Inc. (a)	1	178
IDEXX Laboratories, Inc. (a)	4	2,219
Illumina, Inc. (a)	7	1,345
Intuitive Surgical, Inc. (a)	16	5,190
IQVIA Holdings, Inc. (a)	8	1,790
iRhythm Technologies, Inc. (a)	1	105
Johnson & Johnson	116	19,433
Karuna Therapeutics, Inc. (a)	1	200
Laboratory Corporation of America Holdings	4	856
McKesson Corp.	6	2,414
Medtronic	58	5,090
Mirati Therapeutics, Inc. (a)	2	61
Myriad Genetics, Inc. (a)	4	89
Option Care Health, Inc. (a)	7	236
Organon	11	242
Owens & Minor, Inc. (a)	3	58
Penumbra, Inc. (a)	2	607
PerkinElmer, Inc.	5	615
Pfizer, Inc.	249	8,979
Quest Diagnostics, Inc.	4	541
Recursion Pharmaceuticals, Inc. (a)	5	71
Regeneron Pharmaceuticals, Inc. (a)	5	3,710
Relay Therapeutics, Inc. (a)	3	38
ResMed, Inc.	6	1,334
Stryker Corp.	14	3,968
Teladoc Health, Inc. (a)	6	179
Tenet Healthcare Corp. (a)	4	299
Thermo Fisher Scientific, Inc.	17	9,327
Ultragenyx Pharmaceutical, Inc. (a)	2	86
United Therapeutics Corp. (a)	2	485
UnitedHealth Group, Inc.	41	20,761
Ventyx Biosciences, Inc. (a)	1	37
Vertex Pharmaceuticals, Inc. (a)	11	3,876
Viatris, Inc.	53	558
Vir Biotechnology, Inc. (a)	4	56
Waters Corp. (a)	3	829
Xencor, Inc. (a)	2	49
Zentalis Pharmaceuticals, Inc. (a)	2	53
Zimmer Biomet Holdings, Inc.	10	1,381
Zoetis, Inc.	21	3,950
		186,626
Industrials - 7.1%
3M Co.	25	2,788
A O Smith Corp.	5	363
ABM Industries, Inc.	3	139
Advanced Drainage Systems, Inc.	3	366
AGCO Corp.	2	266
Alaska Air Group, Inc. (a)	6	292
American Airlines Group, Inc. (a)	28	469
Apogee Enterprises, Inc.	1	50
Arcosa, Inc.	2	154
ASGN, Inc. (a)	2	153
Axon Enterprise, Inc. (a)	3	558
AZEK (a)	6	187
Barnes Group, Inc.	2	79
Boeing (a)	26	6,210
Boise Cascade	1	104
Booz Allen Hamilton Holding Corp.	6	727
Chart Industries, Inc. (a)	2	364
Cummins, Inc.	6	1,565
Deere	12	5,155
Delta Air Lines, Inc.	28	1,295
Donaldson Co, Inc.	5	314
Eaton Corp. - ADR	18	3,696
Emerson Electric Co.	25	2,284
FedEx Corp.	11	2,969
Fluence Energy, Inc. (a)	2	59
Fortive Corp.	16	1,254
Fortune Brands Home & Security, Inc.	5	355
Forward Air Corp.	2	238
FTI Consulting, Inc. (a)	2	350
FuelCell Energy, Inc. (a)	17	37
GEO Group (a)	6	45
Granite Construction, Inc.	2	82
Greenbrier, Inc.	1	46
Griffon Corp.	2	83
Hillenbrand, Inc.	3	156
Honeywell International, Inc.	30	5,824
IDEX Corp.	3	677
Jacobs Solutions, Inc.	6	752
JetBlue Airways Corp. (a)	15	117
Joby Aviation, Inc. (a)	13	116
Johnson Controls International	30	2,087
KBR, Inc.	6	369
Kennametal, Inc.	4	122
L3Harris Technologies, Inc.	8	1,516
Landstar System, Inc.	1	204
Legalzoom.com, Inc. (a)	4	61
Lennox International, Inc.	1	367
Lincoln Electric Holdings, Inc.	2	401
Lyft, Inc. - Class A (a)	13	165
ManpowerGroup, Inc.	2	158
Masco Corp.	9	546
Matson, Inc.	2	187
Matthews International Corp.	1	46
Montrose Environmental Group, Inc. (a)	1	40
Nordson Corp.	2	503
Norfolk Southern Corp.	10	2,336
Northrop Grumman Corp.	7	3,115
nVent Electric - ADR	8	423
Otis Worldwide Corp.	19	1,728
Owens Corning	4	560
Pentair - ADR	8	556
Regal Rexnord Corp.	3	469
Republic Services, Inc.	9	1,360
Rockwell Automation, Inc.	5	1,681
Ryder System, Inc.	2	204
Saia, Inc. (a)	1	423
Science Applications International Corp.	2	243
Stanley Black & Decker, Inc.	7	695
Stericycle, Inc. (a)	4	170
TaskUS, Inc. (a)	1	12
Toro	4	407
Trane Technologies - ADR	10	1,994
TransUnion	8	638
TriNet Group, Inc. (a)	2	210
Trinity Industries, Inc.	4	105
Uber Technologies, Inc. (a)	85	4,204
Union Pacific Corp.	27	6,265
United Parcel Service, Inc. - Class B	32	5,988
United Rentals, Inc.	3	1,394
Waste Management, Inc.	19	3,112
Westinghouse Air Brake Technologies Corp.	7	829
WW Grainger, Inc.	2	1,477
XPO, Inc. (a)	5	346
		88,454
Information Technology - 38.1% #
Accenture - Class A - ADR	29	9,174
ACI Worldwide, Inc. (a)	5	116
Adobe, Inc. (a)	20	10,923
ADTRAN Holdings, Inc.	3	29
Advanced Micro Devices, Inc. (a)	71	8,122
Akamai Technologies, Inc. (a)	7	662
Amkor Technology, Inc.	4	116
Amplitude, Inc. (a)	2	23
Analog Devices, Inc.	23	4,589
ANSYS, Inc. (a)	4	1,368
Apple, Inc.	657	129,068
AppLovin Corp. (a)	6	188
Arista Networks, Inc. (a)	10	1,551
Aspen Technology, Inc. (a)	1	179
Atlassian Corp. (a)	6	1,092
Automatic Data Processing, Inc.	18	4,451
Avnet, Inc.	4	194
Axcelis Technologies, Inc. (a)	2	401
Belden, Inc.	1	97
BILL Holdings, Inc. (a)	4	501
Blackline, Inc. (a)	2	116
Box, Inc. (a)	6	188
Broadcom, Inc.	18	16,176
Broadridge Financial Solutions, Inc. - ADR	6	1,008
Cadence Design Systems, Inc. (a)	12	2,808
CCC Intelligent Solutions Holdings, Inc. (a)	6	66
CDW Corp.	6	1,122
Cisco Systems, Inc.	181	9,419
Cognex Corp.	8	437
Cognizant Technology Solutions Corp.	23	1,519
Coherent Corp. (a)	5	237
CommVault Systems, Inc. (a)	2	156
Corning, Inc.	37	1,256
Corsair Gaming, Inc. (a)	1	19
CSG Systems International, Inc.	2	103
DigitalOcean Holdings, Inc. (a)	2	99
Dolby Laboratories, Inc.	2	177
Dropbox, Inc. (a)	12	323
DXC Technology (a)	11	304
Elastic (a)	3	199
Enfusion, Inc. (a)	1	11
Envestnet, Inc. (a)	2	124
ExlService Holdings, Inc. (a)	2	282
F5, Inc. (a)	2	316
Fastly, Inc. (a)	4	74
Fiserv, Inc. (a)	27	3,408
Flex Ltd.- ADR (a)	20	547
Freshworks, Inc. (a)	5	93
Gartner, Inc. (a)	3	1,061
Gen Digital, Inc.	27	525
Genpact Ltd. - ADR	8	289
Global Payments, Inc.	12	1,323
GoDaddy, Inc. (a)	6	463
Guidewire Software, Inc. (a)	4	339
Hewlett Packard Enterprise	57	991
HP, Inc.	44	1,445
HubSpot, Inc. (a)	2	1,161
Insight Enterprises, Inc. (a)	2	293
Intuit, Inc.	12	6,140
Jamf Holding Corp. (a)	2	43
Juniper Networks, Inc.	14	389
Keysight Technologies, Inc. (a)	8	1,289
KLA Corp.	6	3,084
Kyndryl Holdings, Inc. (a)	9	123
Lam Research Corp.	6	4,311
Littelfuse, Inc.	1	305
MACOM Technology Solutions Holdings, Inc. (a)	2	140
Mastercard, Inc. - Class A	37	14,588
Micron Technology, Inc.	49	3,498
Microsoft Corp.	324	108,838
MKS Instruments, Inc.	2	218
Model N, Inc. (a)	1	33
NetApp, Inc.	10	780
NetScout Systems, Inc. (a)	3	84
New Relic, Inc. (a)	2	168
NVIDIA Corp.	105	49,065
Okta, Inc. (a)	6	461
PagerDuty, Inc. (a)	4	104
Palo Alto Networks, Inc. (a)	13	3,249
PayPal Holdings, Inc. (a)	50	3,791
Power Integrations, Inc.	2	194
PowerSchool Holdings, Inc. (a)	3	73
Progress Software Corp.	2	120
QUALCOMM, Inc.	50	6,609
Rapid7, Inc. (a)	2	92
salesforce.com, Inc. (a)	43	9,675
Samsara, Inc. (a)	4	112
Seagate Technology Holdings	9	572
Semtech Corp. (a)	3	88
ServiceNow, Inc. (a)	9	5,247
Silicon Laboratories, Inc. (a)	1	149
Synaptics, Inc. (a)	2	181
TD Synnex Corp.	2	197
TE Connectivity Ltd. - ADR	15	2,152
Teledyne Technologies, Inc. (a)	2	769
Texas Instruments, Inc.	40	7,200
Thoughtworks Holding, Inc. (a)	3	21
Viasat, Inc. (a)	4	124
Visa, Inc. - Class A	72	17,117
VMware, Inc. (a)	9	1,419
Workday, Inc. - Class A (a)	8	1,897
Zuora, Inc. - Class A (a)	6	70
		476,100
Materials - 1.7%
Air Products and Chemicals, Inc.	10	3,053
Albemarle Corp.	5	1,061
Amcor	66	677
AptarGroup, Inc.	3	364
Arconic Corp. (a)	4	120
Ashland, Inc.	2	183
Avery Dennison Corp.	3	552
Axalta Coating Systems Ltd. (a)	9	288
Ball Corp.	14	822
Cabot Corp.	2	142
Carpenter Technology Corp.	2	120
CF Industries Holdings, Inc.	9	739
Chemours	6	222
Cleveland-Cliffs, Inc. (a)	22	388
Dow, Inc.	32	1,807
Eastman Chemical	5	428
Ginkgo Bioworks Holdings, Inc. (a)	50	125
International Flavors & Fragrances, Inc.	11	931
International Paper	16	577
LyondellBasell Industries	11	1,087
Martin Marietta Materials, Inc.	3	1,339
Newmont Corp.	35	1,502
Reliance Steel & Aluminum	2	586
Sealed Air Corp.	6	274
Sherwin-Williams	11	3,042
Westrock	11	366
		20,795
Real Estate - 1.4%
Alexander & Baldwin, Inc. - REIT	4	77
American Tower Corp. - REIT	20	3,806
Apartment Income REIT Corp. - REIT	7	242
Broadstone Net Lease, Inc.	7	114
Camden Property Trust - REIT	4	436
CBRE Group, Inc. - Class A (a)	14	1,166
Crown Castle International Corp. -REIT	13	54
Cushman & Wakefield (a)	8	79
DigitalBridge Group, Inc. - Class A - REIT	7	112
Douglas Emmett, Inc. - REIT	7	103
Equinix, Inc.	4	3,240
Essex Property Trust, Inc.	2	487
Hudson Pacific Properties, Inc. - REIT	6	35
Jones Lang LaSalle, Inc. (a)	2	333
Marcus & Millichap, Inc.	1	37
Opendoor Technologies, Inc. (a)	21	107
Public Storage - REIT	7	1,972
Realty Income Corp. - REIT	29	1,768
Retail Opportunity Investments Corp. - REIT	5	74
RLJ Lodging Trust - REIT	7	72
Ryman Hospitality Properties, Inc. - REIT (a)	2	191
Tanger Factory Outlet Centers, Inc. - REIT	4	94
Ventas, Inc.	17	825
Veris Residential, Inc. - REIT (a)	4	75
Vornado Realty Trust - REIT	7	157
Welltower, Inc.	21	1,725
Xenia Hotels & Resorts, Inc. - REIT	5	64
		17,445
Utilities - 2.1%
AES Corp.	29	627
Ameren Corp.	11	942
American Electric Power, Inc.	22	1,864
Avangrid, Inc.	3	111
CenterPoint Energy, Inc.	28	842
CMS Energy Corp.	13	794
Consolidated Edison, Inc.	16	1,518
Edison International	17	1,223
Entergy Corp.	9	924
Eversource Energy	16	1,157
Exelon Corp.	44	1,842
FirstEnergy Corp.	25	985
Hawaiian Electric Industries, Inc.	4	154
IDACORP, Inc.	2	206
NiSource, Inc.	18	501
Northwest Natural Holding	1	43
NRG Energy, Inc.	10	380
Ormat Technologies, Inc.	2	163
PG&E Corp. (a)	70	1,233
Portland General Electric	4	191
PPL Corp.	32	881
Public Service Enterprise Group, Inc.	22	1,389
Sempra Energy	14	2,086
Southern Company	48	3,472
Southwest Gas Holdings, Inc.	3	198
WEC Energy Group, Inc.	14	1,258
Xcel Energy, Inc.	24	1,506
		26,490

Total Common Stocks		1,246,107
(Cost $1,195,551)

SHORT-TERM INVESTMENT - 0.1%
First American Government Obligations Fund, Class X, 5.18% (b)
Total Short-Term Investment
(Cost $1,571)	1,571	1,571
Total Investments - 99.9%
(Cost $1,197,122)		1,247,678
Other Assets and Liabilites, Net - 0.1%		799
Total Net Assets - 100.0%		$1,248,477

ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.
#
As of July 31, 2023, the Fund had a significant portion of its assets invested in the Information Technology sector. Companies in this sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day effective yield as of July 31, 2023.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,246,107	$-	$-	$1,246,107
Short-Term Investment	1,571	–	–	1,571
Total Investments in Securities	$1,247,678	$-	$-	$1,247,678

Refer to the Schedule of Investments for further information on the classification of investments.